TAXES - Components of income tax expense/(benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
TAXES
Current income taxes	$ 106,962	$ (211,402)	$ 15,622
Deferred income taxes	170,828	(408,579)	203,544
Total	$ 277,790	$ (619,981)	$ 219,166